BlackRock International V.I. Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Brazil — 2.6%
Banco do Brasil SA ............ 266,998 $ 2,061,834
Canada — 6.9%
Canadian National Railway Co. .... 22,666 2,674,471
Suncor Energy, Inc. ............ 93,221 2,894,231
5,568,702
China — 5.2%
Tencent Holdings Ltd. ........... 84,600 4,134,345
Denmark — 2.2%
Novo Nordisk A/S, Class B ....... 11,047 1,754,500
France — 7.6%
Air Liquide SA ................ 22,615 3,785,496
Kering SA ................... 3,480 2,270,450
6,055,946
Germany — 11.7%
Beiersdorf AG ................ 37,030 4,817,137
Infineon Technologies AG ........ 52,469 2,154,650
MTU Aero Engines AG .......... 9,675 2,421,071
9,392,858
Iceland — 1.8%
Marel HF
(a)(b)
................. 350,743 1,430,232
Italy — 5.5%
Intesa Sanpaolo SpA ........... 1,214,829 3,117,790
UniCredit SpA ................ 69,082 1,302,048
4,419,838
Japan — 18.0%
Daiichi Sankyo Co. Ltd. .......... 49,000 1,787,405
Makita Corp. ................. 53,900 1,342,373
Nidec Corp. ................. 35,500 1,847,456
Recruit Holdings Co. Ltd. ........ 137,800 3,790,745
Sony Group Corp. ............. 62,200 5,665,386
14,433,365
Netherlands — 11.9%
ASML Holding NV ............. 3,700 2,521,358
Heineken NV ................ 26,713 2,870,334
Koninklijke DSM NV ............ 34,718 4,108,681
9,500,373
Spain — 2.1%
Industria de Diseno Textil SA ...... 50,541 1,697,936
Sweden — 1.5%
Epiroc AB, Class A ............. 59,088 1,172,898
Switzerland — 2.0%
Lonza Group AG (Registered) ..... 2,641 1,589,881
United Kingdom — 2.4%
Standard Chartered plc .......... 249,957 1,894,441
United States — 14.8%
Baker Hughes Co., Class A ....... 74,640 2,154,110
Equinix, Inc. ................. 2,210 1,593,499
PayPal Holdings, Inc.
(c)
.......... 28,610 2,172,643
Roche Holding AG ............. 8,252 2,357,948
Thermo Fisher Scientific, Inc. ...... 6,156 3,548,134
11,826,334
Total Long-Term Investments — 96.2%
(Cost: $76,232,267) .............................. 76,933,483
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.70%
(d)(e)
.... 2,921,446 $ 2,921,446
Total Money Market Funds — 3.7%
(Cost: $2,921,446) .............................. 2,921,446
Par (000)
Pa r (000)
Time Deposits — 0.0%
Canada — 0.0%
BNP Paribas SA, 3.32%, 04/03/23 .. CAD 15 11,262
Total Time Deposits — 0.0%
(Cost: $11,262) ................................. 11,262
Total Short-Term Securities — 3.7%
(Cost: $2,932,708) .............................. 2,932,708
Total Investments — 99.9%
(Cost: $79,164,975) .............................. 79,866,191
Other Assets Less Liabilities — 0.1% ................... 108,097
Net Assets — 100.0% .............................. $ 79,974,288
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
Annualized 7-day yield as of period end.
(e)
Affiliate of the Fund.

BlackRock International V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 652,968 $ 2,268,478
(a)
$ — $ — $ — $ 2,921,446 2,921,446 $ — $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
.......... 1,145,122 — (1,145,181)
(a)
300 (241) — — 3,681
(c)
—
$ 300 $ (241) $ 2,921,446 $ 3,681 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,636,297 EUR 3,387,840 Natwest Markets plc 04/21/23 $ (41,293)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 2,061,834 $ — $ — $ 2,061,834
Canada ............................................. 5,568,702 — — 5,568,702
China ............................................... — 4,134,345 — 4,134,345
Denmark ............................................. — 1,754,500 — 1,754,500
France .............................................. — 6,055,946 — 6,055,946
Germany ............................................ — 9,392,858 — 9,392,858
Iceland .............................................. 1,430,232 — — 1,430,232
Italy ................................................ — 4,419,838 — 4,419,838
Japan ............................................... — 14,433,365 — 14,433,365
Netherlands ........................................... — 9,500,373 — 9,500,373
Spain ............................................... — 1,697,936 — 1,697,936
Sweden ............................................. — 1,172,898 — 1,172,898
Switzerland ........................................... — 1,589,881 — 1,589,881
United Kingdom ........................................ — 1,894,441 — 1,894,441
United States .......................................... 9,468,386 2,357,948 — 11,826,334
Short-Term Securities
Money Market Funds ...................................... 2,921,446 — — 2,921,446
Time Deposits .......................................... — 11,262 — 11,262
$ 21,450,600 $ 58,415,591 $ — $ 79,866,191
Derivative Financial Instruments
(a)
Liabilities
Foreign currency exchange contracts ............................ $ — $ (41,293) $ — $ (41,293)

BlackRock International V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
USD United States Dollar
Fair Value Hierarchy as of Period End (continued)